SUBSEQUENT EVENTS (Details) - Subsequent event - AI solutions ¥ in Millions, $ in Millions	1 Months Ended
	Jan. 31, 2022 CNY (¥)	Jan. 31, 2022 USD ($)
SUBSEQUENT EVENTS
Equity interest acquired (as a percent)	10.00%	10.00%
Total cash consideration	¥ 26	$ 4